Employee Termination, Asset Impairment and Other Charges	12 Months Ended
Jul. 01, 2016
Postemployment Benefits [Abstract]
Employee Termination, Asset Impairment and Other Charges
Employee Termination, Asset Impairment and Other Charges
The Company recorded the following charges related to employee terminations benefits, asset impairment and other charges:

	2016	2015	2014
	(in millions)
Employee termination and other charges:
Restructuring Plan	$77	$—	$—
Closure of Foreign Manufacturing Facility	128	—	—
Business Realignment	103	94	33
Total employee termination and other charges	308	94	33
Asset impairment:
Restructuring Plan	5	—	—
Closure of Foreign Manufacturing Facility	24	—	—
Business Realignment	8	82	62
Total asset impairment	37	82	62
Total employee termination, asset impairment and other charges	$345	$176	$95

Restructuring Plan
In 2016, the Company initiated a set of actions relating to the restructuring plan associated with the integration of substantial portions of its HGST and WD subsidiaries (the “Restructuring Plan”). The Restructuring Plan consists of asset and footprint reduction, product roadmap consolidation and organization rationalization.
The Company expects the Restructuring Plan to be substantially completed by the end of calendar year 2017 and it is expected to result in total pre-tax charges of $400 million. These charges are expected to consist of $185 million in employee termination benefits, $125 million in asset charges and $90 million in other related costs. $275 million of these charges are expected to be cash expenditures. All of the components of the Restructuring Plan are not finalized, and actual costs, cash expenditures and timing may vary from the Company’s estimates due to changes in the scope or assumptions underlying the Restructuring Plan.
In 2016, the Company recognized $82 million of expenses related to the Restructuring Plan, which consisted of $58 million in employee termination benefits, $19 million in contract termination and other charges, and $5 million in asset impairment. In addition, the Company recognized $22 million of accelerated depreciation charges on facility assets in cost of revenue.
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Charges	$58	$19	$77
Cash payments	(32)	(19)	(51)
Accrual balance at July 1, 2016	$26	$—	$26

Closure of Foreign Manufacturing Facility
In January 2016, the Company announced the closing of its head component front end wafer manufacturing facility in Odawara, Japan, in order to reduce manufacturing costs. In 2016, the Company recognized $152 million of expenses related to the closure of the facility, which consisted of $119 million in employee termination benefits, $24 million in asset impairment and $9 million in contract termination and other charges. In addition, the Company recognized $48 million of accelerated depreciation charges on assets held at the Odawara facility, of which $34 million was recognized in cost of revenue and $14 million was recognized in R&D within the consolidated statements of income. As of July 1, 2016, the Company substantially completed all activities related to the closure of the facility.
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Charges	$119	$9	$128
Cash payments	(104)	(10)	(114)
Non-cash items	(1)	1	—
Accrual balance at July 1, 2016	$14	$—	$14

Business Realignment
The Company periodically incurs charges to realign its operations with anticipated market demand. In 2016, the Company recognized $111 million of expenses related to the realignment activities, which consisted of $74 million in employee termination benefits, $8 million in asset impairment and $29 million in contract termination and other charges. In 2015, the Company recognized $176 million of expenses related to the realignment activities, which consisted of $82 million in employee termination benefits, $82 million in asset impairment and $12 million in contract termination and other charges. In 2014, the Company recognized $95 million of expenses related to the realignment activities, which consisted of $27 million in employee termination benefits, $62 million in asset impairment and $6 million in contract termination and other charges.
The following table presents an analysis of the components of the restructuring charges, payments and adjustments made against the reserve as of July 1, 2016:

	Employee Termination Benefits	Contract Termination and Other	Total
	(in millions)
Accrual balance at June 27, 2014	$—	$—	$—
Charges	82	12	94
Cash payments	(72)	(2)	(74)
Non-cash items and other	—	(10)	(10)
Accrual balance at July 3, 2015	10	—	10
Charges	74	29	103
Cash payments	(67)	(23)	(90)
Non-cash items and other	(6)	(3)	(9)
Accrual balance at July 1, 2016	$11	$3	$14